Earnings Per Share (Schedule Of Earnings Per Share Reconciliation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Basic, Net income	$ 44,559				$ 26,869					$ 68,371	$ 108,422	$ 47,363
Effect of dilutive securities, Stock options and awards	0				0					0	0	0
Diluted, Net income	$ 44,559				$ 26,869					$ 68,371	$ 108,422	$ 47,363
Weighted average common shares outstanding - Basic (shares)	72,830,215				55,626,208					55,933,354	48,754,840	43,863,190
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.61				$ 0.48					$ 1.28	$ 2.22	$ 1.08
Effect of dilutive securities, Stock options and awards (shares)	504,633				621,401					484,134	452,123	392,902
Weighted average common shares outstanding-Diluted (shares)	73,334,848				56,247,609					56,417,488	49,206,963	44,256,092
Basic (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.58	$ 0.57	$ 0.47	$ 1.22	$ 2.22	$ 1.08
Diluted (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.57	$ 0.57	$ 0.47	$ 1.21	$ 2.20	$ 1.07
Diluted net income from continuing operations per share (usd per share)	$ 0.61				$ 0.48					$ 1.27	$ 2.20	$ 1.07